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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.):  [  ]  is a restatement
                                      [  ]  adds new holdings entries.

Institutional Investment Manger Filing this Report:
Name:       CinFin Capital Management
Address:    6200 South Gilmore Road
            Fairfield, Ohio  45014

13F File Number:   28-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  James G. Miller
Title: President
Phone: (513)  870-2632

Signature, Place and Date of Signing:

     /s/ James G. Miller           Fairfield, Ohio            August 10, 2000
     -------------------           ---------------            ---------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Mangers Reporting for this Manager:  N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  -0-
                                               -------

Form 13F Information Table Entry Total:             32
                                               -------

Form 13F Information Table Value Total:        151,656
                                               -------

List of Other Included Managers:  None





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
Column 1                         Column 2   TITLE   Column 3     Column 4        Column 5    SH\PRN  PUT\CALL
NAME OF ISSUER                   OF CLASS           CUSIP        FMV(000)        SHARES
Alliance Capital Mgmt Hld              Common       01855A101    $     289           6,100    SH
Alltel Corp                            Common       20039103     $  14,990         242,024    SH
American Home Products                 Common       26609107     $  25,016         425,800    SH
Bank of America Corp                   Common       60505104     $   5,199         120,907    SH
Chevron Corporation                    Common       166751107    $   4,571          53,900    SH
Cincinnati Financial Corp              Common       172062101    $  18,310         582,417    SH
Cinergy Corp                           Common       172474108    $   1,018          40,000    SH
Cisco Systems Inc                      Common       17275R102    $     356           5,600    SH
Coca Cola Company                      Common       191216100    $   1,847          32,162    SH
Duke Energy Corp                       Common       264399106    $     569          10,099    SH
Exxon  Mobil Corporation               Common       30231G102    $  24,838         316,403    SH
First Virginia Banks Inc               Common       337477103    $   3,525         101,250    SH
Firstar Corp                           Common       33763V109    $     472          22,400    SH
Fortune Brands Inc                     Common       349631101    $     461          20,000    SH
General Electric Co.                   Common       369604103    $     459           8,652    SH
Guidant Corporation                    Common       401698105    $     371           7,500    SH
H J Heinz Company                      Common       423074103    $   1,260          28,800    SH
Household International                Common       441815107    $   3,462          83,300    SH
Intel Corp                             Common       458140100    $     793           5,938    SH
Johnson & Johnson                      Common       478160104    $     204           2,000    SH
Lucent Technologies Inc                Common       549463107    $   5,096          86,000    SH
Merck & Company                        Common       589331107    $  18,880         246,400    SH
Microsoft Corp                         Common       594918104    $     656           8,200    SH
Molex Inc                              Common       608554200    $   5,684         162,400    SH
National City Corporation              Common       635405103    $   1,398          81,940    SH
Northern Trust                         Common       665859104    $   2,603          40,000    SH
Piedmont Natural Gas                   Common       720186105    $     234           8,823    SH
PNC Financial Services Gr              Common       693475105    $   1,828          39,000    SH
Procter & Gamble Corporat              Common       742718109    $   5,914         103,300    SH
United Parcel Service - C              Common       911312106    $     534           9,050    SH
Wells Fargo & Co                       Common       949746101    $     209           5,400    SH
Worldcom Inc                           Common       98157D106    $     610          13,300    SH
                                                                 $ 151,656       2,919,065




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
Column 1                           Column 6             Column 7     Column 8            Shared        None
NAME OF ISSUER                     INVESTMENT DIS       OTH MGRS     SOLE
Alliance Capital Mgmt Hld               Sole                                  6,100               -         -
Alltel Corp                             Sole                                242,024               -         -
American Home Products                  Sole                                425,800               -         -
Bank of America Corp                    Sole                                120,907               -         -
Chevron Corporation                     Sole                                 53,900               -         -
Cincinnati Financial Corp               Sole                                582,417               -         -
Cinergy Corp                            Sole                                 40,000               -         -
Cisco Systems Inc                       Sole                                  5,600               -         -
Coca Cola Company                       Sole                                 32,162               -         -
Duke Energy Corp                        Sole                                 10,099               -         -
Exxon  Mobil Corporation                Sole                                316,403               -         -
First Virginia Banks Inc                Sole                                101,250               -         -
Firstar Corp                            Sole                                 22,400               -         -
Fortune Brands Inc                      Sole                                 20,000               -         -
General Electric Co.                    Sole                                  8,652               -         -
Guidant Corporation                     Sole                                  7,500               -         -
H J Heinz Company                       Sole                                 28,800               -         -
Household International                 Sole                                 83,300               -         -
Intel Corp                              Sole                                  5,938               -         -
Johnson & Johnson                       Sole                                  2,000               -         -
Lucent Technologies Inc                 Sole                                 86,000               -         -
Merck & Company                         Sole                                246,400               -         -
Microsoft Corp                          Sole                                  8,200               -         -
Molex Inc                               Sole                                162,400               -         -
National City Corporation               Sole                                 81,940               -         -
Northern Trust                          Sole                                 40,000               -         -
Piedmont Natural Gas                    Sole                                  8,823               -         -
PNC Financial Services Gr               Sole                                 39,000               -         -
Procter & Gamble Corporat               Sole                                103,300               -         -
United Parcel Service - C               Sole                                  9,050               -         -
Wells Fargo & Co                        Sole                                  5,400               -         -
Worldcom Inc                            Sole                                 13,300               -         -
                                                                          2,919,065


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